Financial debt - Credit facility agreement with the European Investment Bank (Details) € in Thousands				12 Months Ended
	Jan. 18, 2024 EUR (€)	Dec. 08, 2022 EUR (€)	May 16, 2022 EUR (€) tranche	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Financial debt
Notional amount	€ 25,000
Borrowings				€ 54,082	€ 44,390	€ 10,119	€ 10,055
Financial liabilities, at fair value				€ 92,594	63,760	€ 27,701
Finance contract with EIB
Financial debt
Notional amount			€ 50,000
Number of equal tranches | tranche			2
Notional amount per tranche			€ 25,000
Finance contract with EIB, Tranche A
Financial debt
Interest rate		8.00%	8.00%
Maturity term after the disbursement of the tranche		4 years	4 years
Borrowings, effective interest rate				21.91%
Capitalized interest				€ 3,400	300
Finance contract with EIB, Tranche A | Financial liabilities at amortized cost
Financial debt
Notional amount		€ 25,000
Borrowings		15,400		€ 21,400
Borrowings, effective interest rate				21.91%
Borrowing costs		€ 100
Finance contract with EIB, Tranche A | Financial liabilities at fair value
Financial debt
Actualization rate				22.20%
Financial liabilities, at fair value				€ 18,900
Finance contract with EIB, Tranche B
Financial debt
Notional amount					€ 25,000
Interest rate			7.00%
Maturity term after the disbursement of the tranche			3 years
Finance contract with EIB, Tranche B | Drawdown of borrowings
Financial debt
Interest rate	7.00%
Maturity term after the disbursement of the tranche	3 years